CURRENCY GAINS / (LOSSES) - Foreign Currency Translation Reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in foreign currency translation reserve [abstract]
Foreign currency translation reserve at January 1	€ 4	€ 3
Effect of currency translation differences	(17)	1
Foreign currency translation reserve at December 31	€ (13)	€ 4